Assets Held for Sale	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Assets Held for Sale [Abstract]
Assets held for sale
11	Assets held for sale

The components of assets held for sale were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024

Vehicles	$623,046	$629,908
Total assets held for sale	$623,046	$629,908

Vehicles represent the vehicles held for sale in the Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/(Gain) on sale of assets held for sale under Other (income)/expense of Condensed Consolidated Statements of Operations. During the three months and six months ended September 30, 2024, total loss of $73 and profit of $2,850 was recorded on sale of vehicles held for sale (total profit of $3,633 and loss of $1,385 for the three months and six months ended September 30, 2023). During the three months and six months ended September 30, 2024 and 2023, the Company has not recorded any impairment charge.

The Company is actively taking steps to liquidate these “Assets held for sale”, pending the capacity to foreclose loans and issue NOCs to buyers. The Company anticipates full asset sale completion by the year ending March 31, 2025.

10	Assets held for sale

The components of assets held for sale were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Vehicles	$629,908	$923,176
Total assets held for sale	629,908	923,176

Vehicles represent the vehicles held for sale in Indian subsidiary, Zoomcar India Private Limited. The gain or loss on sale of these assets is included in Loss/ (gain) on sale of assets held for sale under Other (income)/expense of Consolidated Statement of Operations. During year ended March 31, 2024, total loss of $40,293 was recorded against Loss/ (gain) on sale of vehicles held for sale (total profit of $1,737,794 for year ended March 31, 2023). During the year ended March 31, 2024, the Company has recorded the impairment amount of $167,413 ($93,144 for year ended March 31, 2023). The impairment amount is adjusted with Loss/ (gain) on sale of assets held for sale under Other (income)/expense of Consolidated Statement of Operations.

The Company is actively taking steps to liquidate these “Assets held for sale”, pending the capacity to foreclose loans and issue NOCs to buyers. The Company anticipates full asset sale completion by the third quarter of the calendar year 2024.